Directors' and key management remuneration - Additional information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) director	Dec. 31, 2022 USD ($) director	Dec. 31, 2021 USD ($) director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate pension contribution to defined contribution plans	$ 155	$ 174	$ 300
Other employment costs	$ 1,321	$ 1,173	$ 1,511
Defined Benefit Plan
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | director	0	0	0
Defined Contribution Plans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | director	2	2	2
Rio Tinto plc
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration including pension contributions and other retirement benefits	$ 15,184	$ 10,692	$ 7,522
Aggregate pension contribution to defined contribution plans	20	10	9
Rio Tinto Limited
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration including pension contributions and other retirement benefits	1,043	735	642
Aggregate pension contribution to defined contribution plans	$ 0	$ 0	$ 0